Acquisition of Paradigm Spine, LLC - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended			14 Months Ended
	Mar. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
Business Acquisition [Line Items]
Common stock par value		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Severance expenses		$ 0	$ 773	$ 8,522
Goodwill acquired		135,589	1,001
Master Transaction Agreement [Member]
Business Acquisition [Line Items]
Common stock par value	$ 0.001
Master Transaction Agreement [Member] | One Fully Paid And Nonassessable [Member]
Business Acquisition [Line Items]
Common stock par value	$ 0.001
Paradigm Spine [Member]
Business Acquisition [Line Items]
Potential debt to finance business combination	$ 100,000
Number of common stock to be issued at closing, shares	10,729,614
Cash consideration threshold working capital amount	$ 7,000
Potential debt to finance business combination	100,000
Contingent liability	72,177	0			$ 0
Acquisition and integration expenses		$ 11,394	$ 4,143		15,537
Business development expenses					462
Severance expenses					$ 896
Inventory fair value, current	7,122
Inventory fair value, noncurrent	10,525
Goodwill acquired	135,589
Paradigm Spine [Member] | Maximum [Member]
Business Acquisition [Line Items]
Number of common stock to be issued at closing, value	$ 50,000